Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	September 30,	September 30,
	2025	2024

Accounts receivable	$47,284,561	$32,763,352
Less: Allowance for credit losses	(34,189,394)	(302,914)
Accounts receivable, net	$13,095,167	$32,460,438

Schedule of allowance for credit losses
	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	$302,914	$7,249
Additions	-	280,158
Reversal	33,451,447	-
Translation adjustments	435,033	15,507
Balance as of end of year	$34,189,394	$302,914